SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income tax expense	$ (10,783)	$ 23,689	$ 648